COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital commitments on property, plant and equipment
Contracted, but not provided for	¥ 4,041,857	¥ 3,942,933
Disclosure of finance lease and operating lease by lessee [abstract]
Total commitments under operating leases		12,989,524
Other capital commitments
Capital contribution commitment	443,800	542,800
Associates
Other capital commitments
Capital contribution commitment	33,800	82,800
Joint ventures
Other capital commitments
Capital contribution commitment	¥ 410,000	460,000
Within 1 Year
Disclosure of finance lease and operating lease by lessee [abstract]
Total commitments under operating leases		541,541
In the second to fifth years, inclusive
Disclosure of finance lease and operating lease by lessee [abstract]
Total commitments under operating leases		1,880,058
Over 5 years
Disclosure of finance lease and operating lease by lessee [abstract]
Total commitments under operating leases		¥ 10,567,925